GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales)(Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	100.00%	100.00%	100.00%
Customer A [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	1.00%	1.00%	6.00%
Customer B [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	4.00%	10.00%	3.00%
Customer C [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	44.00%	41.00%	29.00%
Customer D [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	1.00%	5.00%	5.00%
Customer E [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	5.00%	6.00%	8.00%
Customer F [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	14.00%	11.00%	9.00%
Others [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	31.00%	26.00%	40.00%